UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒  Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of securitizer: 0001599342

PMTT4

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Chris White

(805) 530-5829

Name and telephone number, including area code, of the person to contact in connection with this filing

EXPLANATORY NOTE

This is Amendment No. 1 to the Form ABS-15G. This form is being filed for the sole purpose of filing additional exhibits to the Form ABS-15G. No other changes have been made to the form.

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

N/A

EXHIBIT INDEX

99.1	Clayton Services LLC (“Clayton”) Due Diligence Narrative Report

99.2(1)	Clayton Conditions Report 2.0 (Conditions Summary) Part 1

99.2(2A)	Clayton Conditions Report 2.0 (Condition Detail) Part 2A

99.2(2B)	Clayton Conditions Report 2.0 (Condition Detail) Part 2B

99.2(2C)	Clayton Conditions Report 2.0 (Condition Detail) Part 2C

99.2(2D)	Clayton Conditions Report 2.0 (Condition Detail) Part 2D

99.2(2E)	Clayton Conditions Report 2.0 (Condition Detail) Part 2E

99.2(2F)	Clayton Conditions Report 2.0 (Condition Detail) Part 2F

99.2(2G)	Clayton Conditions Report 2.0 (Condition Detail) Part 2G

99.2(2H)	Clayton Conditions Report 2.0 (Condition Detail) Part 2H

99.2(3A)	Clayton Conditions Report 2.0 (Loan Grades) Part 3A

99.2(3B)	Clayton Conditions Report 2.0 (Loan Grades) Part 3B

99.2(3C)	Clayton Conditions Report 2.0 (Loan Grades) Part 3C

99.2(3D)	Clayton Conditions Report 2.0 (Loan Grades) Part 3D

99.2(3E)	Clayton Conditions Report 2.0 (Loan Grades) Part 3E

99.2(3F)	Clayton Conditions Report 2.0 (Loan Grades) Part 3F

99.2(3G)	Clayton Conditions Report 2.0 (Loan Grades) Part 3G

99.2(3H)	Clayton Conditions Report 2.0 (Loan Grades) Part 3H

99.3	Clayton Loan Level Tape Compare Upload

99.4(1)	Clayton Valuations Summary (1 of 8)

99.4(2)	Clayton Valuation Summary (2 of 8)

99.4(3)	Clayton Valuation Summary (3 of 8)

99.4(4)	Clayton Valuation Summary (4 of 8)

99.4(5)	Clayton Valuation Summary (5 of 8)

99.4(6)	Clayton Valuation Summary (6 of 8)

99.4(7)	Clayton Valuation Summary (7 of 8)

99.4(8)	Clayton Valuation Summary (8 of 8)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PennyMac Corp.	(Securitizer)

Date May 30, 2019

/s/ Vandad Fartaj	(Signature)

By:	Vandad Fartaj
Title:	Senior Managing Director and Chief Investment Officer of PNMAC Capital Management, LLC, its Investment Advisor